Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	000-51783
Entity Registrant Name	Dror Ortho-Design, Inc.
Entity Central Index Key	0001282980
Entity Tax Identification Number	85-0461778
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Shatner Street 3
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	00000
City Area Code	+972
Local Phone Number	(0)74-700-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false